Summary of significant accounting policies (Details) - Schedule of the currency exchange rates	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the currency exchange rates [Abstract]
Year-end spot rate	US$1=RMB 6.3757	US$1=RMB 6.5327
Average rate	US$1=RMB 6.4508	US$1=RMB 6.8969